Consolidated Statement Of Shareholders' Equity (Audited) (USD $) In Millions	Total	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total Walmart Shareholders' Equity [Member]	Noncontrolling Interest [Member]
Balances at Jan. 31, 2010	$ 72,648	$ 378	$ 3,803	$ 66,357	$ (70)	$ 70,468	$ 2,180
Balances, in shares at Jan. 31, 2010		3,786
Consolidated net income (excludes noncontrolling interest)	16,973			16,389		16,389
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	584						584
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	878				716	716
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	162						162
Cash dividends declared	(4,437)			(4,437)		(4,437)
Purchase of Company stock (in shares)		(280)
Purchase of Company stock	(14,834)	(28)	(487)	(14,319)		(14,834)
Other Shares		10
Other	19	2	261	(23)		240	(221)
Balances at Jan. 31, 2011	71,247	352	3,577	63,967	646	68,542	2,705
Balances, in shares at Jan. 31, 2011		3,516
Consolidated net income (excludes noncontrolling interest)	16,326			15,699		15,699
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	627						627
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	(2,716)				(2,056)	(2,056)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	(660)						(660)
Cash dividends declared	(5,048)			(5,048)		(5,048)
Purchase of Company stock (in shares)		(113)
Purchase of Company stock	(6,170)	(11)	(229)	(5,930)		(6,170)
Nonredeemable noncontrolling interest of acquired entity	1,988						1,988
Other Shares		15
Other	134	1	344	3		348	(214)
Balances at Jan. 31, 2012	75,761	342	3,692	68,691	(1,410)	71,315	4,446
Balances, in shares at Jan. 31, 2012		3,418
Consolidated net income (excludes noncontrolling interest)	17,683			16,999		16,999
Net Income (Loss) Attributable to Noncontrolling Interest, excluding redeemable	684						684
Other Comprehensive Income Net Of Tax, excluding redeemable noncontrolling interest	961				823	823
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest	138						138
Cash dividends declared	(5,361)			(5,361)		(5,361)
Purchase of Company stock (in shares)		(115)
Purchase of Company stock	(7,709)	(11)	(357)	(7,341)		(7,709)
Nonredeemable noncontrolling interest of acquired entity	469						469
Other Shares		11
Other	(66)	1	285	(10)		276	(342)
Balances at Jan. 31, 2013	$ 81,738	$ 332	$ 3,620	$ 72,978	$ (587)	$ 76,343	$ 5,395
Balances, in shares at Jan. 31, 2013		3,314